Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2016
Vessels In Operation [Member]
Vessels

	Vessel	Drydocking	Total
	(in thousands)
Cost
December 31, 2015	$1,462,136	$26,729	$1,488,865
Additions	9,873	7,309	17,182
Transfer from vessels under construction	91,858	1,300	93,158
Disposals for the period	—	(4,634)	(4,634)

June 30, 2016	$1,563,867	$30,704	$1,594,571

Accumulated Depreciation
December 31, 2015	$215,024	$9,390	$224,414
Charge for the period	25,761	4,020	29,781
Disposals for the period	—	(4,634)	(4,634)

June 30, 2016	$240,785	$8,776	$249,561

Net Book Value
December 31, 2015	$1,247,112	$17,339	$1,264,451

June 30, 2016	$1,323,082	$21,928	$1,345,010

Vessels Under Construction [Member]
Vessels

(in thousands)
Vessels under construction at January 1, 2016	$170,776
Payments to shipyard	76,856
Transfer to vessels in operation	(93,158)
Other payments including site team costs and initial stores and capitalized interest	7,811

Vessels under construction at June 30, 2016	$162,283